Finance cost and income	6 Months Ended
Jun. 30, 2021
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Finance cost and income
8.	Finance cost and income
The finance cost and income included in the income statement are as follows:

For the six-month period ended 30 June Million US dollar	2021	2020
Interest expense	(1 878)	(2 002)
Capitalization of borrowing costs	3	5
Net interest on net defined benefit liabilities	(37)	(41)
Accretion expense	(265)	(291)
Net losses on hedging instruments that are not part of a hedge accounting relationship	(297)	(219)
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	(38)	—
Tax on financial transactions	(31)	(48)
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	—	(1 724)
Other financial costs, including bank fees	(66)	(77)

Finance cost excluding exceptional items	(2 609)	(4 397)

Exceptional finance cost	(582)	(1 438)

Finance cost	(3 191)	(5 835)

Interest income	58	85
Interest income on Brazilian tax credits	76	13
Hyperinflation monetary adjustments	75	30
Net foreign exchange results (net of the effect of foreign exchange derivative instruments)	—	61
Net mark-to-market results on derivatives related to the hedging of share-based payment programs	348	—
Other financial income	5	4

Finance income excluding exceptional items	562	193

Exceptional finance income	283	50
Finance income	845	243

Net finance income/(cost) excluding exceptional items	(2 047)	(4 204)

Net finance income/(cost)	(2 346)	(5 592)

Net finance costs, excluding exceptional items, were 2 047m US dollar in the six-month
period ended 30 June 2021 compared to 4 204m US dollar in
six-month
period ended 30 June 2020. The decrease was predominantly due to a mark-to-market
gain of 348m US dollar in 2021, compared to a loss of 1 724m US dollar in 2020, resulting in a swing of 2 072m US dollar.
In the
six-month
period ended 30 June 2021, accretion expense mainly includes interest on lease liabilities of 60m US dollar (30 June 2020: 54m US dollar), unwind of discounts of 154m US dollar (30 June 2020: 171m US dollar) and bond fees of 33m US dollar (30 June 2020: 52m US dollar).
Interest expenses are presented net of the effect of interest rate derivative instruments hedging AB InBev’s interest rate risk.
Exceptional finance income/(cost) for the
six-month
period ended 30 June 2021 includes:

•
283m US dollar gain resulting from
mark-to-market
adjustments on derivative instruments entered into to hedge the shares issued in relation to the combination with Grupo Modelo and the restricted shares issued in connection with the combination with SAB (30 June 2020: 1 438m US dollar loss);

•	582m US dollar loss resulting from the early termination of certain bonds (30 June 2020: nil).
Exceptional finance income/(cost) for the
six-month
period ended 30 June 2020 includes 50m US dollar gain related to remeasurement of deferred considerations on prior year acquisitions.
No interest income was recognized on impaired financial assets.